Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ (1,772)	$ (3,954)	$ (1,650)
Deferred	1,870	(4,854)	23,007
Income tax recovery (expense)	$ 98	$ (8,808)	$ 21,357